Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - BRL (R$) R$ in Thousands	Total	Senior Notes [Member]	Capital Units [Member]	Share issue costs [Member]	Capital Reserves [Member]	Obligations in equity instruments [Member]	Treasury Shares [Member]	Accumulated losses [Member]	Other comprehensive income (loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning balance at Jan. 01, 2015	R$ 27,153,077		R$ 21,438,220	R$ (309,592)	R$ 17,640,287	R$ (2,894,619)	R$ (2,367,552)	R$ (7,993,945)	R$ 131,081	R$ 25,643,880	R$ 1,509,197
Acquisition of interests - TMARPart (Note 1)	116,603				122,412			(5,809)		116,603
Capital increase			154		(154)
Share exchange costs	(135,351)			(135,351)						(135,351)
Obligations in equity instruments	(268,921)					(268,921)				(268,921)
Exchange for treasury shares						3,163,540	(3,163,540)
Net income (loss) for the period	(10,794,183)							(10,381,490)		(10,381,490)	(412,693)
Other comprehensive income (loss)	(646,933)								(740,976)	(740,976)	94,043
Ending balance at Dec. 31, 2015	11,017,306		21,438,374	(444,943)	17,762,545		(5,531,092)	(22,788,230)	(609,895)	9,826,759	1,190,547
Restatement adjustments to prior years	(4,406,986)							(4,406,986)		(4,406,986)
Beginning balance	22,746,091		21,438,220	(309,592)	17,640,287	R$ (2,894,619)	(2,367,552)	(12,400,931)	131,081	21,236,894	1,509,197
Net income (loss) for the period	(15,679,742)							(15,502,132)		(15,502,132)	(177,610)
Other comprehensive income (loss)	(686,858)								(464,917)	(464,917)	(221,941)
Ending balance at Dec. 31, 2016	(5,349,294)		21,438,374	(444,943)	17,762,545		(5,531,092)	(38,290,362)	(1,074,812)	(6,140,290)	790,996
Net income (loss) for the period	(976,710)							(911,712)		(911,712)	(64,998)
Other comprehensive income (loss)	(289,290)								133,616	133,616	(422,906)
Ending balance at Sep. 30, 2017	(6,615,294)		21,438,374	(444,943)	17,762,545		(5,531,092)	(39,202,074)	(941,196)	(6,918,386)	303,092
Beginning balance at Dec. 31, 2016	(5,349,294)		21,438,374	(444,943)	17,762,545		(5,531,092)	(38,290,362)	(1,074,812)	(6,140,290)	790,996
Capital increase	4,000,000
Net income (loss) for the period	(4,027,661)							(3,736,518)		(3,736,518)	(291,143)
Other comprehensive income (loss)	(307,106)								(100,709)	(100,709)	(206,397)
Ending balance at Dec. 31, 2017	(9,684,061)		21,438,374	(444,943)	17,762,545		(5,531,092)	(42,026,880)	(1,175,521)	(9,977,517)	293,456
ASC 606 recognized	655,112							655,112		655,112
Ending balance at Jan. 01, 2018	(9,028,949)		21,438,374	(444,943)	17,762,545		(5,531,092)	(41,371,768)	(1,175,521)	(9,322,405)	293,456
Beginning balance at Dec. 31, 2017	(9,684,061)		21,438,374	(444,943)	17,762,545		(5,531,092)	(42,026,880)	(1,175,521)	(9,977,517)	293,456
Capital increase	10,600,097		10,600,097							10,600,097
Restructuring of Senior Notes according to PRJ	1,013,883	R$ 1,013,883								1,013,883
Treasury shares		(773,072)			(1,954,770)		2,727,842
Difference in the fair value of the share price transferred to the capital reserve		529,981			(529,981)
Net income (loss) for the period	29,064,294							29,055,328		29,055,328	8,966
Other comprehensive income (loss)	(79,138)							1,212	(53,781)	(52,569)	(26,569)
Ending balance at Sep. 30, 2018	R$ 31,570,187	R$ 770,792	R$ 32,038,471	R$ (444,943)	R$ 15,277,794		R$ (2,803,250)	R$ (12,315,228)	R$ (1,229,302)	R$ 31,294,334	R$ 275,853